FINANCIAL RESULTS	12 Months Ended
Dec. 31, 2023
FINANCIAL RESULTS
FINANCIAL RESULTS
28.    FINANCIAL RESULTS

The breakdown set forth below is intended to provide a summarized view of the net of financial expense based on the nature of the related transactions.

	Consolidated
	2023	2022	2021
Finance expesnes (debt interest)	(868,614)	(721,083)	(610,913)
Financial short-term investments and others income	977,203	535,587	251,542
Exchange variations on financial activities, net	322,049	323,496	(287,329)
Losses with derivatives on exchange rate variations on financial activities, net	(342,005)	(383,178)	257,964
Losses on derivatives on interest payments and other financial activities, net	(1,449,900)	(553,253)	71,616
Monetary adjustment of provision for tax, civil and labor risks, and tax liabilities	(73,011)	(79,280)	(25,731)
Leases interest expenses	(110,356)	(112,456)	(116,381)
Other finance expenses	(522,748)	(327,588)	(380,152)
Hyperinflationary economy adjustment	(117,553)	(187,612)	(26,528)
Other gains (losses) from exchange rate variation on operating activities	(328,564)	(279,614)	(42,178)
Financial results	(2,513,499)	(1,784,981)	(908,090)